Debt - Additional Information (Detail) (USD $)	3 Months Ended																	6 Months Ended		12 Months Ended							12 Months Ended				6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended									9 Months Ended	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Aug. 01, 2012	Feb. 01, 2012	Dec. 31, 2012 Term Loan B	Dec. 31, 2012 TLC	Dec. 31, 2012 Year 2014	Dec. 31, 2012 Thereafter	Jun. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum First Quarter 2013	Dec. 31, 2012 Minimum Second Fiscal Quarter Of Year Two Thousand Thirteen Until First Fiscal Quarter Of Year Two Thousand Fourteen	Dec. 31, 2012 Minimum Second Fiscal Quarter Of Year Two Thousand Fourteen Until First Fiscal Quarter Of Year Two Thousand Fifteen	Dec. 31, 2012 Minimum Second Fiscal Quarter Of Year Two Thousand Fifteen And Thereafter	Jun. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Jun. 30, 2013 Mortgages and Notes Payable 2018	Jun. 30, 2013 Mortgages and Notes Payable 2020	Dec. 31, 2012 Mortgages and Notes Payable 2020	Jun. 30, 2013 Mortgages and Notes Payable 2021	Dec. 31, 2012 Mortgages and Notes Payable 2021	Jun. 30, 2013 Mortgages and Notes Payable 2022	Dec. 31, 2012 Mortgages and Notes Payable 2022	Sep. 30, 2012 Termination of the Credit Facility	Mar. 31, 2013 Revolving Credit Facility Special Purpose Entity	Jun. 30, 2013 Revolving Credit Facility Special Purpose Entity
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity																																															$ 100,000,000	$ 25,000,000	$ 40,000,000
Maximum additional loan commitment																																															50,000,000
Minimum ratio of total value of unencumbered properties to outstanding credit facility obligations	1.75	1.75																1.75		1.75
Amount available under credit facility	100,000,000																	100,000,000
Line of credit facility, expiration date																		Sep. 25, 2015		Sep. 25, 2015
Line of credit facility, additional extension in maturity period																		12 months		12 months
Minimum interest rate over base rate on credit facility	2.50%	2.50%																2.50%		2.50%
Maximum interest rate over base rate on credit facility	3.50%	3.50%																3.50%		3.50%
Interest rate over LIBOR rate on credit facility																															3.50%	3.50%					4.50%	4.50%
Rate of unused credit facility fee																															0.30%	0.30%					0.40%	0.40%
Unused fee	100,000																	200,000		100,000
Deferred cost on credit facility	2,300,000	2,300,000																2,300,000		2,300,000
Expiration of credit facility																																																2016-03
Terms of advance for Line of Credit																																																24 month
Line of credit description																																																The interest rate is determined on the date of each advance, and is the greater of (i) the stated prime rate plus 0.5% or (ii) the floor rate equal to 4.0%.
Debt instrument spread on prime rate																																																0.50%
Debt instrument floor interest rate																																																4.00%
Line of credit interest rate																																																	4.00%
Outstanding amount under line of credit	26,492,000																	26,492,000																															26,500,000
Balloon payments subsequent to 2017																																								34,200,000	258,300,000	258,300,000	167,500,000	167,500,000	249,700,000	249,700,000
Unamortized financing costs	11,600,000	3,800,000								5,900,000								11,600,000		3,800,000		5,900,000
Leverage ratio																				8.00									7.75	7.50
Fixed charge coverage ratio		1.35																		1.35									1.40	1.45
Total facility interest coverage ratio																																	5.00	6.00	7.00	8
Consolidated tangible net worth																				80.00%
Proceeds from additional issuance of common stock																				80.00%
Revolving credit facility, distribution terms																				100% of our funds from operations ("FFO") as defined or (2) the amount required for us to qualify and maintain our status as a REIT. If a default or event of default occurs and is continuing, we may be precluded from making certain distributions
Principal balance outstanding of term note payable		729,000,000																		729,000,000
Outstanding principal balances																											399,000,000	330,000,000
Call premium fee																				6,600,000
Common stock issued	84,857,769	84,851,515								25,863,976								84,857,769		84,851,515		25,863,976						24,200,000
Conversion premium percentage																												10.20%
Recognized loss on debt extinguishment																											32,500,000
Non cash charge related to derivative instrument																		192,000	65,000	216,000		(140,000)					8,700,000
General and administrative expense	9,154,000					7,030,000												16,125,000	12,727,000	36,263,000		27,713,000		19,583,000			8,100,000
Interest expense	39,552,000	33,282,000	[1]	41,975,000	[1]	42,024,000	[1]	38,939,000	[1]	43,234,000	[1]	43,381,000	[1]	41,431,000	[1]	41,297,000	[1]	75,990,000	80,962,000	156,220,000	[1],[2]	169,343,000	[1],[2]	172,500,000			600,000
Fair value of embedded derivative liability		6,600,000																		6,600,000
Rate of interest on term note										3.43%												3.43%			3.44%	3.78%													3.45%
Consent fees		10,700,000																		10,700,000
Legal and other third party expenses																				$ 4,800,000		$ 0		$ 0

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.